Expenses by nature	12 Months Ended
Dec. 31, 2024
Expenses by nature
Expenses by nature

17. Expenses by nature

Expenses incurred for the years ended December 31, 2024, 2023 and 2022 are as follows:

Year ended December 31	2024	2023	2022
Personnel expenses
Salaries, fees and short-term benefits	$3,957	$4,170	$4,969
Share‑based payments	196	288	47
	4,153	4,458	5,016
Amortization	2,307	2,170	2,057
Research and development	2,870	2,101	2,278
Manufacturing	160	261	163
Inventory material costs	8,400	7,051	6,211
Write-down (recovery)of inventory	(203)	277	38
Medical affairs	65	27	117
Administration	962	554	1,375
Selling and logistics	4,727	4,961	3,931
Professional fees	1,203	688	686
	$24,644	$22,548	$21,872